As filed with the Securities and Exchange Commission on September 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
July 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 99.19%	Value
	Beverage and Tobacco Product Manufacturing - 4.10%
3,850	Altria Group, Inc.	$225,918
57,500	Coca-Cola Co.	2,681,225
4,600	PepsiCo, Inc.	529,000
		3,436,143
	Broadcasting (Except Internet) - 1.06%
7,800	Walt Disney Co.	885,768
	Building Material and Garden Equipment - 1.55%
13,100	Lowe's Cos., Inc.	1,301,354
	Chemical Manufacturing - 10.47%
12,500	AbbVie, Inc.	1,152,875
7,700	Gilead Sciences, Inc.	599,291
8,100	Johnson & Johnson	1,073,412
32,000	Merck & Co., Inc.	2,107,840
95,902	Pfizer, Inc.	3,829,367
		8,762,785
	Computer and Electronic Product Manufacturing - 11.35%
3,900	Apple, Inc.	742,131
100,800	Cisco Systems, Inc.	4,262,832
44,600	Intel Corp.	2,145,260
10,300	Medtronic plc (a)	929,369
8,600	QUALCOMM, Inc.	551,174
4,400	Raytheon Co.	871,332
		9,502,098
	Couriers and Messengers - 1.45%
2,700	FedEx Corp.	663,849
4,600	United Parcel Service, Inc. - Class B	551,494
		1,215,343
	Credit Intermediation and Related Activities - 6.29%
6,700	American Express Co.	666,784
41,400	Bank of America Corp.	1,278,432
15,500	Bank of New York Mellon Corp.	828,785
16,400	Citigroup, Inc.	1,178,996
11,400	JPMorgan Chase & Co.	1,310,430
		5,263,427
	Electrical Equipment, Appliance, and Component Manufacturing - 0.68%
7,900	Emerson Electric Co.	571,012
	Food Manufacturing - 0.50%
7,000	Kraft Heinz Co.	421,750
	General Merchandise Stores - 9.35%
59,600	Target Corp.	4,808,528
33,800	Wal-Mart Stores, Inc.	3,015,974
		7,824,502
	Health and Personal Care Stores - 7.87%
53,700	CVS Health Corp.	3,482,982
46,000	Walgreens Boots Alliance, Inc.	3,110,520
		6,593,502
	Insurance Carriers and Related Activities - 4.94%
38,300	Allstate Corp.	3,643,096
10,800	MetLife, Inc.	493,992
		4,137,088
	Machinery Manufacturing - 1.68%
103,200	General Electric Co.	1,406,616

	Merchant Wholesalers, Durable Goods - 2.56%
13,400	Honeywell International, Inc.	2,139,310
	Merchant Wholesalers, Non-Durable Goods - 2.77%
28,700	Procter & Gamble Co.	2,321,256
	Oil and Gas Extraction - 0.74%
7,400	Occidental Petroleum Corp.	621,082
	Petroleum and Coal Products Manufacturing - 6.25%
21,100	Chevron Corp.	2,664,297
31,500	Exxon Mobil Corp.	2,567,565
		5,231,862
	Professional, Scientific, and Technical Services - 2.22%
4,800	Amgen, Inc.	943,440
6,300	International Business Machines Corp.	913,059
		1,856,499
	Publishing Industries (except Internet) - 1.93%
25,800	Oracle Corp.	1,230,144
8,500	Twenty-First Century Fox, Inc. - Class A	382,500
		1,612,644
	Rail Transportation - 1.11%
6,200	Union Pacific Corp.	929,318
	Real Estate - 0.67%
3,200	Simon Property Group, Inc.	563,872
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.41%
23,300	Morgan Stanley	1,178,048
	Support Activities for Mining - 0.65%
8,100	Schlumberger, Ltd. (a)	546,912
	Telecommunications - 4.58%
14,100	AT&T, Inc.	450,777
65,600	Verizon Communications, Inc.	3,387,584
		3,838,361
	Transportation Equipment Manufacturing - 4.56%
43,900	Ford Motor Co.	440,756
4,100	General Dynamics Corp.	819,016
20,500	General Motors Co.	777,155
13,100	United Technologies Corp.	1,778,194
		3,815,121
	Utilities - 8.45%
6,500	Duke Energy Corp.	530,530
56,300	Exelon Corp.	2,392,750
30,300	Kinder Morgan, Inc.	538,734
13,200	NextEra Energy, Inc.	2,211,528
28,800	Southern Co.	1,399,680
		7,073,222

	TOTAL COMMON STOCKS (Cost $75,281,304)	83,048,895

Shares	MONEY MARKET FUND - 0.75%	Value
632,839	Invesco STIT-Treasury Portfolio - Institutional Class, 1.79% (b)	632,839
	TOTAL MONEY MARKET FUND (Cost $632,839)	632,839

	Total Investments in Securities (Cost $75,914,143) - 99.94%	83,681,734
	Other Assets in Excess of Liabilities - 0.06%	46,907
	TOTAL NET ASSETS - 100.00%	$83,728,641

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of July 31, 2018.

Edgar Lomax Value Fund
Notes to Schedule of Investments
July 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund's (the "Fund") investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$11,142,435	$-	$-	$11,142,435
Information	6,336,773	-	-	6,336,773
Manufacturing	33,147,387	-	-	33,147,387
Mining, Quarrying, and Oil and Gas Extraction	1,167,994	-	-	1,167,994
Professional, Scientific, and Technical Services	1,856,499	-	-	1,856,499
Retail Trade	15,719,358	-	-	15,719,358
Transportation and Warehousing	2,144,661	-	-	2,144,661
Utilities	7,073,222	-	-	7,073,222
Wholesale Trade	4,460,566	-	-	4,460,566
Total Common Stocks	83,048,895	-	-	83,048,895
Money Market Fund	632,839	-	-	632,839
Total Investments in Securities	$83,681,734	$-	$-	$83,681,734

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2018, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                             Officer/Principal Executive Officer

Date                                       September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                       September 18, 2018

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer/
Principal Financial Officer

Date                                       September 18, 2018

* Print the name and title of each signing officer under his or her signature.